FEDERAL INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments, Owned, Federal Income Tax Note [Line Items]
Federal income taxes currently payable												$ 1,497	$ 500	$ 0
Provision (credit) for deferred taxes on:
Book (over) under tax loan loss provision												1,386	390	670
Accretion of bond discount												(5)	(1)	(74)
Net deferred loan origination fees												(56)	9	40
Accrued postretirement benefits												(296)	(254)	(150)
Tax over (under) book depreciation												180	(83)	(16)
Alternative minimum tax												0	0	(67)
Non-accrual loan interest												(770)	(953)	(243)
Other real estate owned												(253)	(103)	(380)
Other than temporary impairment AFS securities												0	0	3,550
Net operating loss carry forward												(697)	(2,039)	(6,950)
Other, net												(173)	(236)	(274)
Total deferred benefit												(684)	(3,270)	(3,894)
Valuation allowance deferred tax assets												(4,316)	3,270	7,077
Net deferred provision (benefit)												(5,000)	0	3,183
Tax expense (benefit)	$ (18,795)	$ (5,069)	$ 17	$ 1,423	$ 126	$ 500	$ 0	$ 0	$ 0	$ (18,795)	$ 1,566	$ (3,503)	$ 500	$ 3,183